Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
CIPOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance		5,061,646
Granted during the year
Expired during the year
Exercised during the year		939,680
Forfeited / cancelled during the year		1,633,634
Modified during the year (refer note below)		2,488,332
Options outstanding, Ending balance
Exercisable at the end of the year
Outstanding at the beginning of the year		₨ 10.00
Granted during the year	₨ 0	0
Expired during the year	0	0
Exercised during the year		10.00
Forfeited / cancelled during the year		10.00
Modified during the year (refer note below)	₨ 0	₨ 0
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	8,962,666	9,602,201
Granted during the year
Expired during the year
Exercised during the year	1,592,759	89,402
Forfeited / cancelled during the year	239,282	550,133
Options outstanding, Ending balance	7,130,625	8,962,666
Exercisable at the end of the year	7,130,625	8,962,666
Outstanding at the beginning of the year	₨ 264.31	₨ 302.56
Granted during the year	0	0
Expired during the year	0	0
Exercised during the year	213.75	165.07
Forfeited / cancelled during the year	268.24	296.45
Outstanding at the end of the year	275.47	264.31
Exercisable at the end of the year	₨ 275.47	₨ 264.31
CIPOP Phantom [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance		825,184
Granted during the year
Expired during the year
Exercised during the year
Forfeited / cancelled during the year		492,021
Modified during the year (refer note below)		333,163
Options outstanding, Ending balance
Exercisable at the end of the year
Outstanding at the beginning of the year		₨ 10.00
Granted during the year	₨ 0	0
Expired during the year	0	0
Forfeited / cancelled during the year		10.00
Modified during the year (refer note below)	₨ 0	₨ 0